Pension Plans and Other Postretirement Benefits (Tables)	12 Months Ended
Sep. 30, 2011
Compensation and Retirement Disclosure [Abstract]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]
The following tables present the benefit obligation, plan assets and funded status of the plans:

	September 30,
	Pension		Postretirement
	2011	2010	2011	2010
Change in Projected Benefit Obligation
Benefit obligation at beginning of year	$1,046.9	$936.3	$44.4	$43.6
Service cost	28.9	32.7	0.5	0.5
Interest cost	55.9	50.2	2.7	2.5
Plan participants' contributions	1.1	1.2	5.0	5.4
Actuarial loss/(gain)	15.0	81.2	(7.1)	(0.1)
Benefits paid, net	(78.1)	(57.3)	(7.3)	(6.6)
Plan amendments	—	—	—	(1.2)
Special termination benefits	9.6	—	—	—
Net transfer primarily due to acquisition	177.7	—	12.5	—
Foreign currency exchange rate changes	4.5	2.6	(0.2)	0.3
Projected Benefit Obligation at end of year	$1,261.5	$1,046.9	$50.5	$44.4
Change in Plan Assets
Fair value of plan assets at beginning of year	$752.8	$699.4	$1.0	$2.2
Net transfer primarily due to acquisition	72.5	—	—	—
Actual return on plan assets	12.3	81.5	—	—
Company contributions	52.7	23.2	2.0	0.9
Plan participants' contributions	1.1	1.2	5.0	5.4
Benefits paid	(78.1)	(57.3)	(7.3)	(7.5)
Foreign currency exchange rate changes	1.7	4.8	—	—
Fair value of plan assets at end of year	$815.0	$752.8	$0.7	$1.0
Funded status at end of year	$(446.5)	$(294.1)	$(49.8)	$(43.4)

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
The following table presents the amounts recognized in the Consolidated Balance Sheets and Consolidated Statements of Shareholders’ Equity.

	September 30,
	Pension		Postretirement
	2011	2010	2011	2010
Amounts Recognized in the Consolidated Balance Sheets
Noncurrent assets	$1.2	$—	$—	$—
Current liabilities	(7.0)	(6.4)	(2.6)	(2.1)
Noncurrent liabilities	(440.7)	(287.7)	(47.2)	(41.3)
Net amount recognized	$(446.5)	$(294.1)	$(49.8)	$(43.4)
Amounts Recognized in Accumulated Other Comprehensive Loss
Net loss/(gain)	$371.2	$325.4	$(24.1)	$(19.1)
Prior service credit	(42.7)	(47.8)	(20.3)	(23.0)
Transition obligation	0.1	0.9	—	—
Net amount recognized, pre-tax	$328.6	$278.5	$(44.4)	$(42.1)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Changes recognized in other comprehensive income for the year ended September 30, 2011 are as follows:

	Pension	Post-Retirement
Changes in plan assets and benefit obligations recognized in other comprehensive loss
Net loss arising during the year	$66.9	$(6.2)
Effect of exchange rates	2.6	—
Transfer out for foreign plans deemed immaterial	(4.2)	—
Amounts recognized as a component of net periodic benefit cost
Amortization, settlement or curtailment recognition of
net transition obligation	(1.1)	—
Amortization or curtailment recognition of prior service credit	5.6	2.7
Amortization or settlement recognition of net loss/gain	(19.7)	1.2
Total recognized in other comprehensive income	$50.1	$(2.3)

Schedule of Expected Benefit Payments [Table Text Block]
The Company’s expected future benefit payments are as follows:

For The Years Ending September 30,
	Pension	Post-Retirement
2012	$86.4	$3.4
2013	76.2	3.3
2014	79.1	3.3
2015	84.1	3.2
2016	86.0	3.2
2017 to 2021	454.3	14.6

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The following table shows pension plans with an accumulated benefit obligation in excess of plan assets at the dates indicated.

	September 30,
	2011	2010
Projected benefit obligation	$1,158.9	$932.6
Accumulated benefit obligation	1,146.3	891.7
Fair value of plan assets	711.3	641.3

Schedule of Net Benefit Costs [Table Text Block]
The following table presents pension and postretirement expense:

	For The Years Ended September 30,
	Pension			Postretirement
	2011	2010	2009	2011	2010	2009
Service cost	$28.9	$32.7	$31.7	$0.5	$0.5	$0.4
Interest cost	55.9	50.2	52.4	2.7	2.5	2.6
Expected return on plan assets	(63.3)	(62.1)	(60.7)	—	(0.1)	—
Amortization of unrecognized prior service cost	(5.6)	(6.1)	(2.9)	(2.7)	(2.7)	(2.5)
Amortization of unrecognized transition asset	0.2	0.2	0.4	—	—	—
Recognized net actuarial loss/(gain)	14.5	7.7	2.9	(1.3)	(1.5)	(1.6)
Curtailment loss recognized	0.9	—	—	—	—	—
Special termination benefits recognized	9.6	—	—	—	—	—
Settlement loss recognized	5.2	—	3.2	—	—	—
Net periodic benefit cost	$46.3	$22.6	$27.0	$(0.8)	$(1.3)	$(1.1)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
Amounts expected to be amortized from accumulated other comprehensive loss into net period benefit cost during the year ending September 30, 2012, are as follows:

	Pension	Postretirement
Net actuarial (loss)/gain	$(20.5)	$1.9
Prior service credit	5.5	2.6

Schedule of Assumptions Used [Table Text Block]
The following table presents assumptions, which reflect weighted-averages for the component plans, used in determining the above information:

	September 30,
	Pension		Postretirement
	2011	2010	2011	2010
Plan obligations:
Discount rate	4.6%	4.8%	4.8%	5.1%
Compensation increase rate	2.7%	3.4%	N/A	N/A
Net periodic benefit cost:
Discount rate	4.7%	5.6%	5.1%	5.9%
Expected long-term rate of return on plan	7.3%	8.0%	3.2%	3.5%
Compensation increase rate	3.4%	3.8%	N/A	N/A

Schedule of Allocation of Plan Assets [Table Text Block]
The following table sets forth the fair value of the Company’s pension assets as of September 30, 2011 and 2010 segregated by level within the fair value hierarchy. Refer to Note 15 of the Notes to Consolidated Financial Statements for further discussion on the fair value hierarchy and fair value principles.

	2011 Pension Benefits
ASSETS AT FAIR VALUE	Level 1	Level 2	Total
EQUITY
U.S. Equity	$168.1	$109.9	$278.0
International Equity	41.7	134.2	175.9
DEBT
U.S. Gov't	—	230.4	230.4
Other Gov't	—	29.5	29.5
Corporate	—	61.2	61.2
CASH & CASH EQUIVALENTS	8.2	22.3	30.5
OTHER	—	9.5	9.5
TOTAL	$218.0	$597.0	$815.0

	2010 Pension Benefits
ASSETS AT FAIR VALUE	Level 1	Level 2	Total
EQUITY
U.S. Equity	$186.3	$94.5	$280.8
International Equity	35.8	134.3	170.1
DEBT
U.S. Gov't	—	196.2	196.2
Other Gov't	—	48.2	48.2
Corporate	—	30.2	30.2
CASH & CASH EQUIVALENTS	6.8	7.3	14.1
OTHER	4.3	8.9	13.2
TOTAL	$233.2	$519.6	$752.8